Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2016		2015
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$1,520	$88	$1,470	$102
Addition of TECO Energy, July 1, 2016	1,035	277	-	-
Service cost	35	4	22	3
Plan participant contributions	8	-	8	-
Interest cost	79	9	59	4
Plan amendments	-	2	-	(27)
Benefits paid	(94)	(16)	(61)	(6)
Actuarial losses	(2)	(12)	(15)	1
Foreign currency translation adjustment	26	6	37	11
Balance, December 31	2,607	358	1,520	88
Change in plan assets
Balance, January 1	1,300	6	1,205	5
Addition of TECO Energy, July 1, 2016	830	29	-	-
Employer contributions	49	17	23	6
Plan participant contributions	8	-	8	-
Benefits paid	(94)	(16)	(61)	(6)
Actual return on assets, net of expenses	93	2	96	-
Foreign currency translation adjustment	22	1	29	1
Balance, December 31	2,208	39	1,300	6
Funded status, end of year	$(399)	$(319)	$(220)	$(82)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
millions of Canadian dollars		2016	2015
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,579	$358	$1,489	$87
Fair value of plan assets	2,171	39	1,261	5
Funded status	$(408)	$(319)	$(228)	$(82)

millions of Canadian dollars	2016	2015
	Defined benefit pension plans	Defined benefit pension plans
ABO	$2,462	$1,424
Fair value of plan assets	2,171	1,261
Funded status	$(291)	$(163)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As at			December 31
millions of Canadian dollars	2016		2015
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Current liabilities	$(41)	$(17)	$(4)	$(3)
Long-term liabilities	(367)	(302)	(224)	(79)
Other asset (non-current)	9	-	9	-
Amount included in deferred tax asset	16	(1)	19	(3)
AOCL (AOCI) and regulatory assets after-tax adjustment	620	45	330	(9)
Net amount recognized at end of year	$237	$(275)	$130	$(94)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Regulatory assets	Actuarial losses(gains)	Past service(gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2016	$-	$353	$(4)
Amortized in current period	(9)	(42)	1
Current year addition to AOCL or regulatory assets	318	19	-
Balance, December 31, 2016	$309	$330	$(3)
Non-pension benefits plans
Balance, January 1, 2016	$-	$15	$(27)
Amortized in current period	-	(2)	8
Current year addition to AOCL (AOCI) or regulatory assets	48	2	-
Balance, December 31, 2016	$48	$15	$(19)

	2016		2015
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses	$330	$15	$353	$15
Past service (gains)	(3)	(19)	(4)	(27)
Regulatory assets	309	48	-	-
Total AOCL (AOCI) and regulatory assets on a pre-tax basis	636	44	349	(12)
Amount included in deferred tax asset	(16)	1	(19)	3
Net amount in AOCL (AOCI) and regulatory assets after-tax adjustment	$620	$45	$330	$(9)

Schedule of Net Benefit Costs [Table Text Block]
As at			Year ended December 31
millions of Canadian dollars	2016		2015
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$35	$4	$22	$3
Interest cost	79	9	59	3
Expected return on plan assets	(97)	(1)	(65)	-
Current year amortization of:
Actuarial losses	42	2	48	1
Past service costs (gains)	(1)	(8)	(1)	(6)
Regulatory assets (liability)	9	-	-	-
Total	$67	$6	$63	$1

Schedule of Allocation of Plan Assets [Table Text Block]
Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	36%	to	50%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Short-term securities	0%	to	2%
Fixed income	40%	to	48%
Equities	50%	to	61%

As at		December 31, 2015
millions of Canadian dollars	NAV	Level 1	Total	Percentage
Cash and cash equivalents	-	$12	$12	1%
Equity securities:
Canadian equity	-	190	190	-%
US equity	-	240	240	18%
Other equity	-	240	240	18%
Other investments measured at NAV	$619	-	619	48%
Total	$619	$682	$1,301	100%

Asset Class	Target Range at Market
Short-term securities	10%	to	50%
Fixed income	0%	to	40%
Equities:
US	30%	to	60%
Non-US	0%	to	60%

		December 31,2016
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$1	$-	$1	3%
Life insurance policies (1)	-	-	33	33	85%
Other investments measured at NAV	$5	-	-	5	12%
Total	$5	$1	$33	$39	100%
(1) For valuation purposes, the life insurance policies held for the NMGC retiree medical plan are valued at the cash surrender value and are considered Level 2 assets

		December 31, 2015
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$1	$-	$1	20%
Other investments measured at NAV	$4	-	-	4	80%
Total	$4	$1	$-	$5	100%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
As at			December 31, 2016
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$31	-	$31	1%
Net in-transits	-	(42)	-	(42)	(2)%
Equity Securities:
Canadian equity		192		192	9%
US equity	-	303	-	303	14%
Other equity	-	243		243	11%
Fixed income securities:
Government	-	-	$47	47	2%
Corporate	-	-	53	53	2%
Other	-	5	14	19	1%
Open-ended investments measured at NAV (1)	$1,132	-	-	1,132	51%
Common collective trusts measured at NAV (2)	230	-	-	230	11%
Total	$1,362	$732	$114	$2,208	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Schedule of Expected Benefit Payments [Table Text Block]
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefit plans
Expected employer contributions
2017	$117	$25
Expected benefit payments
2017	172	22
2018	140	23
2019	150	23
2020	156	24
2021	165	25
2022 – 2026	912	130

Schedule of Assumptions Used [Table Text Block]
Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2016		2015
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate	3.96%	4.18%	4.02%	4.04%
Rate of compensation increase	2.82%	2.54%	3.07%	3.50%
Health care trend - initial (next year)	-	6.78%	-	5.50%
- ultimate	-	4.45%	-	4.20%
- year ultimate reached	-	2020	-	2020
Benefit cost for year ended December 31:
Discount rate	3.79%	3.88%	3.99%	3.98%
Expected long-term return on plan assets	6.33%	4.43	5.91%	-
Rate of compensation increase	2.88%	2.56%	3.07%	3.50%
Health care trend - initial (current year)	-	6.76%	-	5.90%
- ultimate	-	4.45%	-	4.30%
- year ultimate reached	-	2020	-	2020
Figures shown are weighted averages. Actual assumptions used differ by plan.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$1	$(1)
Accumulated post-retirement benefit obligation, December 31	20	(17)

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$(7)	$7
Asset rate assumption	(4)	4

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2017:

		2017
millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$(53)	$(1)
Past service gains	1	8
Regulatory assets	(16)	3
Total	$(68)	$10